Share-based payments (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Charges in Income Statement in Respect of Equity-settled Share-based Payment Plans	The Group recognised the following charges in the income statement in respect of its equity-settled share-based payment plans:

All figures in £ millions	2019	2018
Pearson plans	25	37

Summary of Number and Weighted Average Exercise Prices of Share Options Granted under Group's Plans
The number and weighted average exercise prices of share options granted under the Group’s plans are as follows:

	2019		2018
	Number of share options 000s	Weighted average exercise price £	Number of share options 000s	Weighted average exercise price £
Outstanding at beginning of year	2,728	5.76	2,981	6.84
Granted during the year	660	6.77	729	5.80
Exercised during the year	(419)	6.74	(70)	6.57
Forfeited during the year	(492)	6.21	(668)	7.58
Expired during the year	(83)	11.15	(244)	8.19

Outstanding at end of year	2,394	6.06	2,728	5.76

Options exercisable at end of year	161	7.14	169	11.31

Summary of Weighted Average Remaining Contractual Lives and Exercise Prices of Options Outstanding

	2019		2018
Range of exercise prices £	Number of share options 000s	Weighted average contractual life Years	Number of share options 000s	Weighted average contractual life Years
5–10	2,376	1.94	2,553	2.29
>10	18	1.04	175	0.29

	2,394	1.93	2,728	2.16

Summary of Weighted Average Estimated Fair Values and Inputs into Black-Scholes Model
The weighted average estimated fair values and the inputs into the Black-Scholes model are as follows:

	2019 Weighted average	2018 Weighted average
Fair value	£2.31	£1.88
Weighted average share price	£8.30	£7.49
Weighted average exercise price	£6.77	£5.80
Expected volatility	32.07%	35.78%
Expected life	3.7 years	3.7 y ears
Risk-free rate	0.66%	0.87%
Expected dividend yield	2.11%	5.21%
Forfeiture rate	3.2%	3.2%

Summary of Weighted Average Estimated Fair Values and Inputs into Black-Scholes Model
The following shares were granted under restricted share arrangements:

	2019		2018
	Number of shares 000s	Weighted average fair value £	Number of shares 000s	Weighted average fair value £
Long-Term Incentive Plan	2,785	8.09	2,907	7.55
Management Incentive Plan	1,435	8.49	2,035	7.45